ERShares Global Entrepreneuers
Schedule of Investments
March 31, 2025 (Unaudited)
Common Stocks — 87.94% Shares Fair Value
Argentina — 2.63%
Consumer Discretionary — 2.63%
MercadoLibre, Inc.
(a)
477 $ 930,565
Total Argentina 930,565
Australia — 4.53%
Communications — 1.31%
SEEK Ltd. 34,715 464,255
Health Care — 1.57%
Telix Pharmaceuticals Ltd.
(a)
33,555 556,104
Technology — 1.65%
Technology One Ltd. 33,491 582,670
Total Australia 1,603,029
Canada — 3.15%
Communications — 0.99%
Shopify, Inc., Class A
(a)
3,671 350,507
Technology — 2.16%
Constellation Software, Inc. 179 566,956
Topicus.com, Inc. 2,013 197,528
764,484
Total Canada 1,114,991
Ireland — 2.60%
Health Care — 2.60%
Alkermes PLC
(a)
27,809 918,253
Total Ireland 918,253
Israel — 4.28%
Technology — 4.28%
Check Point Software Technologies Ltd.
(a)
1,950 444,444
Monday.com Ltd.
(a)
1,858 451,791
Wix.com Ltd.
(a)
3,777 617,087
1,513,322
Total Israel 1,513,322
Japan — 0.62%
Communications — 0.62%
GMO internet, Inc. 10,774 220,573
Total Japan 220,573
Jersey — 1.64%
Communications — 1.64%
Gambling.com Group Ltd.
(a)
46,080 581,530
Total Jersey 581,530

ERShares Global Entrepreneuers
Schedule of Investments (continued)
March 31, 2025 (Unaudited)
Common Stocks — 87.94% (continued) Shares Fair Value
Luxembourg — 3.41%
Communications — 3.41%
Spotify Technology SA
(a)
2,191 $ 1,205,116
Total Luxembourg 1,205,116
Singapore — 3.74%
Communications — 2.29%
Sea Ltd. - ADR
(a)
6,194 808,255
Consumer Staples — 0.86%
Wilmar International Ltd. 123,149 307,071
Technology — 0.59%
Karooooo Ltd. 4,865 206,957
Total Singapore 1,322,283
Sweden — 2.09%
Communications — 1.19%
Asmodee Group A.B.
(a)
21,460 195,379
Embracer Group A.B.
(a)
21,460 225,956
421,335
Consumer Discretionary — 0.90%
Evolution Gaming Group A.B. 4,269 316,878
Total Sweden 738,213
Thailand — 0.88%
Technology — 0.88%
Fabrinet
(a)
1,581 312,263
Total Thailand 312,263
United States — 58.37%
Communications — 8.22%
Alphabet, Inc., Class A 4,350 672,684
AppLovin Corp., Class A
(a)
1,649 436,936
Maplebear Inc
(a)
22,971 916,313
Meta Platforms, Inc., Class A 1,524 878,373
2,904,306
Consumer Discretionary — 5.09%
Airbnb, Inc., Class A
(a)
2,793 333,652
Amazon.com, Inc.
(a)
2,774 527,781
DraftKings, Inc., Class A
(a)
14,974 497,287
Lennar Corp., Class A 3,852 442,133
1,800,853
Energy — 1.21%
Valero Energy Corp. 3,232 426,850
Financials — 5.67%
Coinbase Global, Inc., Class A
(a)
2,543 437,981
Robinhood Markets, Inc., Class A
(a)
12,778 531,820
Toast, Inc., Class A
(a)
31,147 1,033,146
2,002,947

ERShares Global Entrepreneuers
Schedule of Investments (continued)
March 31, 2025 (Unaudited)
Common Stocks — 87.94% (continued) Shares Fair Value
United States — 58.37% (continued)
Health Care — 6.70%
Medpace Holdings, Inc.
(a)
3,138 $ 956,117
ResMed, Inc. 3,005 672,669
United Therapeutics Corp.
(a)
2,406 741,698
2,370,484
Industrials — 1.70%
Clean Harbors, Inc.
(a)
3,044 599,972
Materials — 2.21%
Newmont Corp. 16,176 780,977
Technology — 25.81%
Affirm Holdings, Inc.
(a)
8,558 386,736
Arista Networks, Inc.
(a)
5,068 392,669
Block, Inc.
(a)
6,531 354,829
Corpay, Inc.
(a)
1,522 530,752
Crowdstrike Holdings, Inc., Class A
(a)
917 323,316
DocuSign, Inc.
(a)
7,500 610,500
Nvidia Corp. 10,610 1,149,912
Oracle Corp. 4,060 567,629
Palantir Technologies, Inc., Class A
(a)
1,901 160,444
Palo Alto Networks, Inc.
(a)
2,826 482,229
Pegasystems, Inc. 6,516 452,992
Salesforce, Inc. 2,715 728,596
Super Micro Computer, Inc.
(a)
31,902 1,092,324
Synopsys, Inc.
(a)
1,263 541,638
Twilio, Inc., Class A
(a)
7,207 705,637
Unity Software, Inc.
(a)
33,349 653,307
9,133,510
Utilities — 1.76%
Vistra Energy Corp. 5,285 620,670
Total United States 20,640,569
Total  Common Stocks
  (Cost $27,638,337) 31,100,707
Partnership Shares — 5.66% Shares Fair Value
United States — 5.66%
Klarna, SPV
(a) (b)(c)(d)
2,451 1,000,000
SPACEX, SPV
(a)(b)(c)(d)
5,405 1,000,000
Total Partnership Shares
    (Cost $2,040,000) 2,000,000
Total  Partnership Shares
  (Cost $2,040,000) 2,000,000

ERShares Global Entrepreneuers
Schedule of Investments (continued)
March 31, 2025 (Unaudited)
Money Market Funds - 4.77% Shares Fair Value
Fidelity Investments Money Market Treasury Only Portfolio, Class I,
4.15%
(e)
1,687,669 1,687,669
Total Money Market Funds
    (Cost $1,687,669) 1,687,669
Total Investments — 98.37%
    (Cost $31,366,006) $ 34,788,376
Other Assets in Excess of Liabilities  —  1.63% 577,158
Net Assets — 100.00% $ 35,365,534
(a) Non-income producing security.
(b) Illiquid security.
(c) Level 3 securities fair valued using significant unobservable inputs.
(d) Restricted investment as to resale.
(e) Rate disclosed is the seven day effective yield as of March 31, 2025.
ADR - American Depositary Receipt.
SPV - Special Purpose Vehicle.